Related parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Compensation of Executive Team

The compensation of the Executive Team during the year can be breakdown as follows:

	2021	2020
Short-term employee benefits – Salaries and wages	1,900	871
Long-term employee benefits – Share-based payment	7,590	7,180
	9,490	8,051

Summary of Transaction with Other Related Parties

The following transactions occurred with related parties:

	2021	2020
Transactions with merchants – Revenues	2,030	1,594
Transactions with preferred suppliers (Collection agents) – Costs	(561)	(354)
Transactions with other related parties – Costs	—	(2)

Summary of Outstanding Balances from Transactions with Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2021	2020
Transactions with merchants – accounts payable	(622)	(598)
Transactions with preferred suppliers (Collection agents) – accounts payable	(125)	(39)
Transactions with preferred suppliers (Collection agents) – accounts receivable	6,058	506